S000013931 [Member] Investment Objectives and Goals - iShares ESG MSCI KLD 400 ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG MSCI KLD 400 ETF Ticker: DSIStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG MSCI KLD 400 ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.